Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Revenue:
Technology licensing and related services	$ 300
Related party consulting services	350	169
Total revenue	650	169
Costs and Expenses:
Costs of sales and plant operating expenses	211
General and administrative expenses	8,228	8,360
Stock-based expense	3,317	2,586
Depreciation and amortization	217	235
Impairment of Long-Lived Assets Held-for-use	8,613
Total costs and expenses	20,586	11,181
Operating loss	(19,936)	(11,012)
Non-operating income (expense):
Equity in losses of joint venture	(244)
Foreign currency gains (losses), net	(253)	27
Interest income	29	27
Loss from continuing operations	(20,404)	(10,958)
Loss from discontinued operations	(3,184)	(27,578)
Net Loss	(23,588)	(38,536)
Less: net loss attributable to non-controlling interests	(516)	(654)
Net loss attributable to SES stockholders	(23,072)	(37,882)
From continuing operations	(19,910)	(10,958)
From discontinued operations	$ (3,162)	$ (26,924)
Net loss per share (Basic and diluted):
From continuing operations (in dollars per share)	$ (0.23)	$ (0.15)
From discontinued operations (in dollars per share)	(0.04)	(0.35)
Net loss attributable to SES stockholders (in dollars per share)	$ (0.27)	$ (0.50)
Weighted average common shares outstanding:
Basic and diluted (in shares)	86,776	75,699